UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:         9/30

Date of reporting period:         6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	June 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 143.5% (100.0% of Total Investments)

	MUNICIPAL BONDS – 143.0% (99.7% of Total Investments)

	Consumer Discretionary – 1.1% (0.8% of Total Investments)
$ 5,300	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	N/R	$ 5,444,213
	Series 2007A, 5.000%, 12/01/23
	Consumer Staples – 7.3% (5.1% of Total Investments)
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement
	Asset-Backed Bonds, Series 2005A:
2,500	5.000%, 6/01/38	9/16 at 100.00	BB	2,509,850
3,210	5.000%, 6/01/45	9/16 at 100.00	BB–	3,210,257
1,350	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	9/16 at 100.00	B–	1,354,860
	Refunding Series 2006A-2, 5.250%, 6/01/26
12,415	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	9/16 at 100.00	B–	12,414,006
	Series 2006A-3, 5.000%, 6/01/35
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,390	4.750%, 6/01/22	9/16 at 100.00	BBB–	1,391,404
4,390	5.000%, 6/01/26	9/16 at 100.00	BB–	4,400,185
3,800	5.000%, 6/01/34	9/16 at 100.00	B	3,800,190
7,530	5.125%, 6/01/42	9/16 at 100.00	B–	7,489,037
36,585	Total Consumer Staples			36,569,789
	Education and Civic Organizations – 26.6% (18.6% of Total Investments)
1,295	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	1,337,903
	2007A, 5.000%, 7/01/31
1,855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	1,693,782
	Schools, Series 2007A, 5.000%, 4/01/37
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
2,950	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,409,994
1,000	6.375%, 7/15/43	1/20 at 100.00	BBB–	1,157,400
3,265	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	3,373,790
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of
	New York – Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,025	5.000%, 6/01/32	6/24 at 100.00	Aa2	1,263,518
2,070	5.000%, 6/01/43	6/24 at 100.00	Aa2	2,494,102
1,405	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of	11/24 at 100.00	BB	1,562,585
	New York, Series 2014, 5.250%, 11/01/34
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
475	5.000%, 4/15/33	4/23 at 100.00	BB+	493,240
690	5.000%, 4/15/43	4/23 at 100.00	BB+	708,734
5,575	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	AA	5,806,418
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,760	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	2,064,498
	Series 2013A, 5.000%, 7/01/44
2,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	2,536,000
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
3,915	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	4,790,629
	Facilities, Refunding Series 2013A, 5.000%, 7/01/27
3,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	4,152,085
	Facilities, Series 2012A, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory
	Facilities, Series 2015A:
1,120	5.000%, 7/01/31	No Opt. Call	Aa3	1,403,954
1,245	5.000%, 7/01/33	No Opt. Call	Aa3	1,549,004
2,000	5.000%, 7/01/34	7/25 at 100.00	Aa3	2,479,060
5,090	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount	7/25 at 100.00	A–	6,171,829
	Sinai, Series 2015A, 5.000%, 7/01/40
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,309,244
	Series 2009, 5.250%, 7/01/29
1,750	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	2,011,765
	2010, 5.250%, 7/01/30
1,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	2,352,061
	2015A, 5.000%, 7/01/45
2,120	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	2,507,154
	2001-1, 5.500%, 7/01/20 – AMBAC Insured
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	323,776
	2009A, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A:
1,000	5.000%, 7/01/34	No Opt. Call	AA–	1,246,980
2,300	5.000%, 7/01/35	No Opt. Call	AA–	2,859,475
	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2016A:
8,925	5.000%, 7/01/35	7/26 at 100.00	AA–	11,313,686
610	5.000%, 7/01/36	7/26 at 100.00	AA–	770,735
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	9,206,640
	University, Series 2010A, 5.000%, 7/01/40
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph’s College, Series	7/20 at 100.00	Ba1	1,775,632
	2010, 5.250%, 7/01/35
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A–	275,243
	Project, Series 2009B, 5.250%, 2/01/39
	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University
	Project, Series 2013:
1,005	5.000%, 9/01/38	9/23 at 100.00	A–	1,179,749
265	5.000%, 9/01/43	9/23 at 100.00	A–	309,933
4,445	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB	4,947,730
	Series 2009, 5.750%, 7/01/39
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/25 at 100.00	AA	6,087,600
	Project, Refunding Series 2015A, 5.000%, 7/01/40
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA	1,437,307
	Project, Series 2010A, 5.000%, 7/01/40
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	1,062,900
	College, Series 2011, 6.000%, 6/01/30
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project,
	Series 2015A:
75	5.000%, 7/01/40	7/25 at 100.00	BBB	88,902
85	5.000%, 7/01/45	7/25 at 100.00	BBB	100,309
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Baa3	1,016,650
235	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Baa3	239,148
3,515	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	Baa3	3,574,439
5,050	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Baa3	5,125,498
400	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Baa3	406,444
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
7,555	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	7,599,423
2,750	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	2,769,003
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,158,460
	American Art, Series 2011, 5.000%, 7/01/31
1,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation	8/23 at 100.00	AA–	1,848,255
	Society, Series 2013A, 5.000%, 8/01/33
1,515	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project,	7/25 at 100.00	Baa2	1,749,916
	Series 2015, 5.000%, 7/01/40
	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,
	Revenue Bonds, Clarkson University Project, Series 2012A:
1,050	5.250%, 9/01/33	3/22 at 100.00	A3	1,246,256
1,750	5.000%, 9/01/41	3/22 at 100.00	A3	2,025,958
2,260	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	2,584,265
	Series 2010A, 5.125%, 9/01/40
1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	1,125,260
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
116,740	Total Education and Civic Organizations			133,084,321
	Financials – 3.2% (2.2% of Total Investments)
4,725	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	6,379,317
	Series 2005, 5.250%, 10/01/35
6,885	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	9,669,156
	Series 2007, 5.500%, 10/01/37
11,610	Total Financials			16,048,473
	Health Care – 5.9% (4.1% of Total Investments)
	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,
	Series 2010:
350	5.000%, 7/01/26	7/20 at 100.00	A	397,789
350	5.200%, 7/01/32	7/20 at 100.00	A	397,065
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
4,665	6.500%, 12/01/21	12/18 at 100.00	Ba1	5,191,119
2,420	6.125%, 12/01/29	12/18 at 100.00	Ba1	2,652,175
4,800	6.250%, 12/01/37	12/18 at 100.00	Ba1	5,262,624
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/21 at 100.00	A	1,157,350
	Obligated Group, Series 2011A, 5.000%, 5/01/41
3,700	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/25 at 100.00	A	4,414,618
	Obligated Group, Series 2015A, 5.000%, 5/01/43
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest	7/20 at 100.00	A–	581,200
	Systems Inc., Series 2010A, 5.750%, 7/01/30
710	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	9/16 at 100.00	BB	713,330
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	854,296
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/35
2,730	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	3,118,042
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
1,610	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/16 at 100.00	N/R	1,630,189
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
2,265	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/16 at 100.00	BB–	2,270,549
	Series 2001A, 7.125%, 7/01/31
650	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	9/16 at 100.00	BB–	651,593
	Series 2001B, 7.125%, 7/01/31
26,465	Total Health Care			29,291,939
	Housing/Multifamily – 2.4% (1.7% of Total Investments)
5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	8/16 at 100.00	AA+	5,006
	Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA+	4,233,360
	Series 2009J, 4.800%, 5/01/36
705	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	767,985
	Series 2010D-1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B,	11/17 at 100.00	Aa2	2,055,340
	5.300%, 11/01/37 (Alternative Minimum Tax)
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	633,258
	4.500%, 11/01/29
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	2,140,840
	5.000%, 11/01/42
1,385	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	1,420,595
	11/01/38 (Alternative Minimum Tax)
685	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	8/16 at 100.00	Aa1	687,178
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
11,380	Total Housing/Multifamily			11,943,562
	Housing/Single Family – 0.1% (0.1% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	704,785
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
	Industrials – 4.1% (2.8% of Total Investments)
445	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	507,950
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
17,145	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	19,915,284
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
17,590	Total Industrials			20,423,234
	Long-Term Care – 2.2% (1.5% of Total Investments)
2,095	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	2,214,436
	Westchester Project, Series 2006, 5.200%, 2/15/41
1,275	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa2	1,283,249
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
100	5.125%, 7/01/30 – ACA Insured	9/16 at 100.00	N/R	100,051
850	5.000%, 7/01/35 – ACA Insured	9/16 at 100.00	N/R	850,366
3,240	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	3,275,834
	Project, Series 2006, 5.500%, 8/01/33
685	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	685,041
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
760	5.500%, 7/01/18	7/16 at 101.00	N/R	763,838
1,155	5.800%, 7/01/23	7/16 at 101.00	N/R	1,162,588
	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008-B1:
160	5.500%, 7/01/18	7/16 at 100.00	N/R	132,755
340	5.800%, 7/01/23	7/16 at 101.00	N/R	261,644
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	171,117
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
10,830	Total Long-Term Care			10,900,919
	Tax Obligation/General – 12.4% (8.7% of Total Investments)
500	Nassau County, New York, General Obligation Bonds, General Improvement Series, Refunding	1/26 at 100.00	A+	609,400
	2016A, 5.000%, 1/01/38
3,630	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C,	No Opt. Call	A+	4,636,926
	5.000%, 4/01/26
	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2008D-1:
11,130	5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	11,846,772
10,000	5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	10,639,500
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	448,880
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series B, 5.000%, 8/01/30	No Opt. Call	AA	1,206,290
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	8/22 at 100.00	AA	1,175,843
5,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	6,259,050
8,365	New York City, New York, General Obligation Bonds, Fiscal 2015 Series B, 5.000%, 8/01/30	8/24 at 100.00	AA	10,477,999
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	No Opt. Call	AA	5,021
3,775	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	4,523,016
	5.000%, 4/01/28
	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 2016-XG0082:
3,125	16.863%, 3/01/21 (IF) (4)	No Opt. Call	AA	5,882,625
1,525	16.863%, 3/01/21 (IF) (4)	No Opt. Call	AA	2,870,721
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	793,339
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	AA–	822,658
50,875	Total Tax Obligation/General			62,198,040
	Tax Obligation/Limited – 27.2% (18.9% of Total Investments)
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	9/16 at 100.00	AA	592,449
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,285	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA	1,343,827
	Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured
980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	1,148,491
	Purpose Series 2011C, 5.000%, 3/15/41
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,210,330
	Purpose Series 2012D, 5.000%, 2/15/33
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/23 at 100.00	AAA	6,008,750
	Purpose Series 2013A, 5.000%, 2/15/43
2,080	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	2,528,614
	Purpose Series 2014C, Group C, 5.000%, 3/15/44
1,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2013A,	3/23 at 100.00	AAA	1,187,430
	5.000%, 3/15/43
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.
	Group A,B&C:
1,500	5.000%, 3/15/32	9/25 at 100.00	AAA	1,911,435
1,000	5.000%, 3/15/35	9/25 at 100.00	AAA	1,259,760
2,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/29	No Opt. Call	A	3,058,300
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
6,700	5.750%, 2/15/47	2/21 at 100.00	A	7,942,515
2,000	5.250%, 2/15/47	2/21 at 100.00	A	2,307,140
5,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,639,755
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding
	Series 2012A:
1,815	5.000%, 11/15/27	No Opt. Call	AA	2,218,965
2,250	5.000%, 11/15/29	11/22 at 100.00	AA	2,744,820
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA	2,396,741
	Series 2002A, 5.750%, 7/01/18
3,370	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/17 at 100.00	A–	3,399,083
	5.500%, 1/01/34
6,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	6,656,455
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	No Opt. Call	AA	2,271,975
	Series 2013S-1, 5.000%, 7/15/31
405	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	419,317
	Series 2007B, 5.000%, 11/01/30
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate
	Fiscal 2012 Series E-1:
3,775	5.000%, 2/01/37	2/22 at 100.00	AAA	4,498,252
3,950	5.000%, 2/01/42	2/22 at 100.00	AAA	4,681,106
3,090	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	3,802,060
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
7,860	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	9,504,548
	Fiscal 2013 Series I, 5.000%, 5/01/38
4,170	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	5,115,506
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	5,978,550
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	2/21 at 100.00	AAA	2,337,700
	Subordinate Series 2011-D1, 5.000%, 2/01/35
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/19 at 100.00	AAA	3,208,584
	Tender Option Bond Trust 2015-XF0080, 12.697%, 5/01/32 (IF)
6,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	7,231,980
	5.750%, 4/01/41
	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,
	Series 2008-A:
2,920	5.000%, 12/15/26 (UB)	12/17 at 100.00	AAA	3,109,566
7,020	5.000%, 12/15/27 (UB)	12/17 at 100.00	AAA	7,475,738
11,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2008, 5.500%,	No Opt. Call	AA	13,270,946
	4/01/20 – AMBAC Insured (UB) (4)
2,110	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	2,462,623
	5.000%, 3/15/29
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,456,137
	Option Bond Trust 09-6W, 12.469%, 3/15/37 (IF) (4)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
16,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	3,205,120
12,500	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	2,279,000
140,945	Total Tax Obligation/Limited			135,863,568
	Transportation – 21.1% (14.7% of Total Investments)
5,060	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green	11/26 at 100.00	AA–	5,684,809
	Series 2016B, 4.000%, 11/15/36
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/25 at 100.00	AA–	9,436,500
	Series 2015D-1, 5.000%, 11/15/30
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D:
4,000	5.000%, 11/15/34	11/20 at 100.00	AA–	4,665,680
1,560	5.250%, 11/15/40	11/20 at 100.00	AA–	1,818,055
6,640	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012E,	No Opt. Call	AA–	7,985,131
	5.000%, 11/15/42
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E,	11/23 at 100.00	AA–	2,469,660
	5.000%, 11/15/31
5,425	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1,	5/25 at 100.00	AA–	6,589,802
	5.000%, 11/15/45
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37 (5)	10/17 at 100.00	N/R	67,996
5,500	5.875%, 10/01/46 (6)	10/17 at 102.00	N/R	1,869,890
2,850	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	3,353,538
	Center Project, Series 2011, 5.000%, 11/15/44
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
1,855	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	2,056,453
1,010	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	1,107,101
7,910	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	9,149,893
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Eighty-Forth Series 2014:
6,000	5.000%, 9/01/33	9/24 at 100.00	AA–	7,467,900
4,000	5.000%, 9/01/34	9/24 at 100.00	AA–	4,954,600
8,780	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	5/25 at 100.00	AA–	10,728,370
	Eighty-Ninth Series 2015, 5.000%, 5/01/45
1,520	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	No Opt. Call	AA	1,819,075
	Eighth Series 2008, Tender Option Bond Trust 2015-XF2178, 16.592%, 3/16/17 – AGM Insured (IF)
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	5,832,050
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
1,020	6.500%, 12/01/28	9/16 at 100.00	Baa1	1,028,731
5,000	6.000%, 12/01/36	12/20 at 100.00	Baa1	5,927,950
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/26 at 100.00	AA–	6,281,900
	Series 2016A, 5.000%, 11/15/41
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	936,741
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
3,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/18 at 100.00	AA–	4,189,570
	Refunding Bonds, Tender Option Bond Trust 2016-XG0004, 8.821%, 11/15/33 (IF) (4)
92,110	Total Transportation			105,421,395
	U.S. Guaranteed – 10.2% (7.1% of Total Investments) (7)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA (7)	463,588
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40 (Pre-refunded 5/01/20)
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA– (7)	5,218,850
	5.000%, 7/01/32 (Pre-refunded 7/01/17) – AMBAC Insured
2,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A (7)	2,841,944
	Obligated Group, Series 2005A, 5.000%, 11/01/34 (Pre-refunded 11/01/16)
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Refunding	7/17 at 100.00	N/R (7)	1,043,870
	Series 2007A, 5.000%, 7/01/36 (Pre-refunded 7/01/17)
3,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	N/R (7)	3,675,385
	2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)
5,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A– (7)	6,630,470
	2011A, 6.000%, 7/01/40 (Pre-refunded 7/01/20)
2,595	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R (7)	2,648,353
	Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
1,395	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	1,433,586
1,235	5.500%, 2/01/32 (Pre-refunded 2/01/17)	2/17 at 100.00	Aaa	1,270,963
3,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R (7)	3,041,550
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Pre-refunded 8/01/16)
	(Alternative Minimum Tax)
795	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (7)	824,113
	Series 2007B, 5.000%, 11/01/30 (Pre-refunded 5/01/17)
	New York City, New York, General Obligation Bonds, Fiscal 2007, Series 2006A:
35	5.000%, 8/01/25 (Pre-refunded 8/01/16)	8/16 at 100.00	N/R (7)	35,135
3,665	5.000%, 8/01/25 (Pre-refunded 8/01/16)	8/16 at 100.00	AA (7)	3,679,184
5,550	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007, 5.000%,	10/17 at 100.00	AA+ (7)	5,852,087
	4/01/27 (Pre-refunded 10/01/17)
835	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB+ (7)	880,942
	College, Series 2007, 5.000%, 10/01/27 (Pre-refunded 10/01/17)
470	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	N/R (7)	562,402
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
	(Pre-refunded 7/01/21)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AA+ (7)	1,767,664
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AA+ (7)	9,323,100
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
46,875	Total U.S. Guaranteed			51,193,186
	Utilities – 11.6% (8.1% of Total Investments)
3,500	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	3,807,405
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
370	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	418,193
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
435	5.000%, 12/01/23 – FGIC Insured	9/16 at 100.00	AA–	436,701
450	5.000%, 12/01/24 – FGIC Insured	9/16 at 100.00	AA–	451,751
1,460	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	1,749,620
	5.000%, 9/01/44
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA	1,154,250
8,265	5.000%, 5/01/38	5/21 at 100.00	A–	9,406,397
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	No Opt. Call	A–	1,488,175
	5.000%, 9/01/37
11,760	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	12,056,821
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative
	Minimum Tax)
3,700	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	7/16 at 100.00	N/R	3,702,257
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
5,785	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015,	12/25 at 100.00	AAA	7,411,511
	5.000%, 12/15/32
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
3,800	5.000%, 12/15/33	12/23 at 100.00	AAA	4,707,934
1,060	5.000%, 12/15/34	12/23 at 100.00	AAA	1,309,068
8,030	5.000%, 12/15/41	12/23 at 100.00	AAA	9,878,827
50,865	Total Utilities			57,978,910
	Water and Sewer – 7.6% (5.3% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	4,538,600
	Series 2010, 5.625%, 7/01/40
4,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	4,906,728
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	6,202,300
	General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,378,099
	Master Financing, Series 2010C, 5.000%, 10/15/35
9,750	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	11,526,839
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
1,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/25 at 100.00	AAA	1,248,640
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/40
4,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/26 at 100.00	AAA	5,183,280
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Subordinated SRF Series 2016A, 5.000%, 6/15/32
31,730	Total Water and Sewer			37,984,486
$ 650,545	Total Municipal Bonds (cost $647,075,191)			715,050,820

Shares	Description (1)			Value
	COMMON STOCKS – 0.5% (0.3% of Total Investments)

	Airlines – 0.5% (0.3% of Total Investments)
78,264	American Airlines Group Inc., (8)			$ 2,215,654
	Total Common Stocks (cost $2,431,776)			2,215,654
	Total Long-Term Investments (cost $649,506,967)			717,266,474
	Floating Rate Obligations – (5.9)%			(29,570,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (18.8)% (9)			(94,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (17.8)% (10)			(89,000,000)
	Other Assets Less Liabilities – (1.0)%			(4,707,107)
	Net Assets Applicable to Common Shares – 100%			$ 499,989,367

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$715,050,820	$ —	$715,050,820
Common Stocks	2,215,654	—	—	2,215,654
Total	$2,215,654	$715,050,820	$ —	$717,266,474

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $619,246,009.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$71,532,369
Depreciation	(3,081,902)
Net unrealized appreciation (depreciation) of investments	$68,450,467

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For Financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.750% to 2.300%.
(6)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.875% to 2.350%.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(8)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120– day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferredshares tendered during the optional preferred conversion period.
(9)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 13.1%.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Preference, as a percentage of Total Investments is 12.4%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2016